LEASE LIABILITIES - Disclosure of detailed information about lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Lease liabilities [abstract]
Balance, September 30, 2023	$ 4,564
Lease additions	1,384
Lease payments	(1,240)
Lease disposal	(590)
Interest expense on lease liabilities	252
Balance, September 30, 2024	4,370
Current portion (included in other liabilities)	(1,026)	$ (1,013)
Long-term portion	$ 3,344	$ 3,551